Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,552,000
Previously Paid Amount	0.00
Total Fee Amount	3,114.43
Total Offset Amount	0.00
Net Fee	3,114.43
Narrative - Max Aggregate Offering Price	$ 22,552,000
Final Prospectus	true